Bonds and Borrowings - Summary of reconciliation of liabilities arising from financing activities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 199,441
Ending balance	199,596	¥ 199,441
Changes Not Arising From Cash Flows [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	552,519	520,743	¥ 466,946
Adjusted by changes in accounting policies	175,118
Changes arising from cash flows	(68,813)	(49,852)	13,862
Business combinations	(6,454)	79,368	42,183
Foreign currency translation differences	(8,258)	469	(3,137)
Lease liabilities resulting from new lease	31,000
Others	307	1,791	889
Ending balance	675,419	552,519	520,743
Changes Not Arising From Cash Flows [Member] | Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	110,634	62,293	56,421
Changes arising from cash flows	(4,349)	48,234	8,214
Business combinations	(2,270)		139
Foreign currency translation differences	(7,039)	107	(2,481)
Ending balance	96,976	110,634	62,293
Changes Not Arising From Cash Flows [Member] | Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	242,444	308,850	320,687
Adjusted by changes in accounting policies	(5,713)
Changes arising from cash flows	(10,844)	(148,097)	(54,352)
Business combinations	(3,030)	79,368	42,044
Foreign currency translation differences	(17)	362	(656)
Others	408	1,961	1,127
Ending balance	223,248	242,444	308,850
Changes Not Arising From Cash Flows [Member] | Bonds [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	199,441	149,600	89,838
Changes arising from cash flows		50,011	60,000
Foreign currency translation differences		0
Others	155	(170)	(238)
Ending balance	199,596	¥ 199,441	¥ 149,600
Changes Not Arising From Cash Flows [Member] | Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Adjusted by changes in accounting policies	180,831
Changes arising from cash flows	(53,620)
Business combinations	(1,154)
Foreign currency translation differences	(1,202)
Lease liabilities resulting from new lease	31,000
Others	(256)
Ending balance	¥ 155,599